Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before income tax expense	₺ 4,541,094	₺ 4,626,813	₺ 3,289,884
(Loss) from discontinued operations before income tax expense			772,436
Profit before income tax expense	4,541,094	4,626,813	4,062,320
Tax at the Turkey's tax rate	(1,135,274)	(1,017,899)	(893,710)
Difference in overseas tax rates	16,711	(3,825)	(12,580)
Effect of exemptions	231,817	130,718	123,878
Revaluation effect of tangible and intangible assets	1,641,145
Previously unrecognized tax losses used to reduce deferred tax expense		665,842
Utilization of previously unrecognized tax losses		6,746
Effect of amounts which are not deductible and permanent differences	(467,266)	(123,738)	(134,538)
Tax exemptions from sale of subsidiary and associate			169,936
Change in unrecognized deferred tax assets	(17,970)	(47,094)	(41,681)
Adjustments for current tax of prior years	(5,115)	(4,667)	3,880
Effect of increase in corporate tax rate in Turkey	237,709	8,119
Tax effect of investment in associate and joint venture	(13,514)	(2,794)	(2,592)
Other	1,941	1,399	1,777
Total income tax expense	₺ 490,184	₺ (387,193)	₺ (785,630)